FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER:  811-04707

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:  Fidelity Advisor Series II

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

SCOTT C. GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 8/31, 10/31, 12/31

DATE OF REPORTING PERIOD: 07/01/2010 - 06/30/2011

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Advisor Series II

BY: /s/ JOHN R. HEBBLE*
JOHN R. HEBBLE, TREASURER
DATE: 08/16/2011 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2009 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY ADVISOR INTERMEDIATE BOND FUND
07/01/2010 - 06/30/2011

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ADVISOR MORTGAGE SECURITIES FUND
07/01/2010 - 06/30/2011

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ADVISOR MUNICIPAL INCOME FUND
07/01/2010 - 06/30/2011

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ADVISOR SHORT FIXED-INCOME FUND
07/01/2010 - 06/30/2011

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ADVISOR STRATEGIC INCOME FUND
07/01/2010 - 06/30/2011

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

CELANESE CORPORATION MEETING DATE: APR 21, 2011
TICKER: CE SECURITY ID: 150870103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director Martin G. McGuinn	Management	For	For
2	Elect Director Daniel S. Sanders	Management	For	For
3	Elect Director John K. Wulff	Management	For	For
4	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
5	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
6	Ratify Auditors	Management	For	For

CHEMTURA CORPORATION MEETING DATE: MAY 10, 2011
TICKER: CHMT SECURITY ID: 163893209
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Jeffrey D. Benjamin	Management	For	For
1.2	Elect Director Timothy J. Bernlohr	Management	For	For
1.3	Elect Director Anna C. Catalano	Management	For	For
1.4	Elect Director Alan S. Cooper	Management	For	For
1.5	Elect Director James W. Crownover	Management	For	For
1.6	Elect Director Jonathan F. Foster	Management	For	For
1.7	Elect Director Craig A. Rogerson	Management	For	For
1.8	Elect Director John K. Wulff	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Ratify Auditors	Management	For	For

CONSTAR INTERNATIONAL INC. MEETING DATE: NOV 16, 2010
TICKER: CNSTQ SECURITY ID: 21036U206
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Michael J. Balduino	Management	For	For
1.2	Elect Director Eric A. Balzer	Management	For	For
1.3	Elect Director Grant H. Beard	Management	For	For
1.4	Elect Director Lawrence V. Jackson	Management	For	For
1.5	Elect Director Ruth J. Mack	Management	For	For
1.6	Elect Director L. White Matthews, III	Management	For	For
2	Ratify Auditors	Management	For	For

DELTA AIR LINES, INC. MEETING DATE: JUN 30, 2011
TICKER: DAL SECURITY ID: 247361702
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director Richard H. Anderson	Management	For	For
2	Elect Director Edward H. Bastian	Management	For	For
3	Elect Director Roy J. Bostock	Management	For	For
4	Elect Director John S. Brinzo	Management	For	For
5	Elect Director Daniel A. Carp	Management	For	For
6	Elect Director John M. Engler	Management	For	For
7	Elect Director Mickey P. Foret	Management	For	For
8	Elect Director David R. Goode	Management	For	For
9	Elect Director Paula Rosput Reynolds	Management	For	For
10	Elect Director Kenneth C. Rogers	Management	For	For
11	Elect Director Kenneth B. Woodrow	Management	For	For
12	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
13	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
14	Ratify Auditors	Management	For	For
15	Provide for Cumulative Voting	Shareholder	Against	Against

GEORGIA GULF CORPORATION MEETING DATE: MAY 17, 2011
TICKER: GGC SECURITY ID: 373200302
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Wayne C. Sales	Management	For	Withhold
1.2	Elect Director Robert M. Gervis	Management	For	Withhold
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Against
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Adopt Shareholder Rights Plan (Poison Pill)	Management	For	Against
5	Approve Omnibus Stock Plan	Management	For	For
6	Approve Executive Incentive Bonus Plan	Management	For	For
7	Ratify Auditors	Management	For	For

LYONDELLBASELL INDUSTRIES NV MEETING DATE: AUG 02, 2010
TICKER: LYB SECURITY ID: N53745100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Open Meeting	Management	None	None
2	Reelect M. Carroll and R.M.J. van der Meer to Supervisory Board	Management	For	Did Not Vote
3	Elect S.F. Cooper to Supervisory Board	Management	For	Did Not Vote
4	Reelect B.A. Smith to Supervisory Board	Management	For	Did Not Vote
5	Approve Remuneration of Supervisory Board	Management	For	Did Not Vote
6	Allow Questions	Management	None	None
7	Close Meeting	Management	None	None

LYONDELLBASELL INDUSTRIES NV MEETING DATE: AUG 02, 2010
TICKER: LYB SECURITY ID: N53745118
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Open Meeting	Management	None	None
2	Reelect M. Carroll and R.M.J. van der Meer to Supervisory Board	Management	For	Did Not Vote
3	Elect S.F. Cooper to Supervisory Board	Management	For	Did Not Vote
4	Reelect B.A. Smith to Supervisory Board	Management	For	Did Not Vote
5	Approve Remuneration of Supervisory Board	Management	For	Did Not Vote
6	Allow Questions	Management	None	None
7	Close Meeting	Management	None	None

LYONDELLBASELL INDUSTRIES NV MEETING DATE: MAY 05, 2011
TICKER: LYB SECURITY ID: N53745100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Open Meeting	Management	None	None
2	Discussion on Company's Corporate Governance Structure	Management	None	None
3a	Elect J.S. Bindra as Class I Directors to the Supervisory Board	Management	For	Did Not Vote
3b	Reelect M. Carroll as Class I Directors to the Supervisory Board	Management	For	Did Not Vote
3c	Reelect R. van der Meer as Class I Directors to the Supervisory Board	Management	For	Did Not Vote
4	Elect R. Buchanan as Class II Director to the Supervisory Board	Management	For	Did Not Vote
5	Elect J. Aigrain as Class III Director to the Supervisory Board	Management	For	Did Not Vote
6	Adopt Financial Statements and Statutory Reports	Management	For	Did Not Vote
7	Approve Discharge of Management Board	Management	For	Did Not Vote
8	Approve Discharge of Supervisory Board	Management	For	Did Not Vote
9	Ratify PricewaterhouseCoopers as Auditors	Management	For	Did Not Vote
10	Approve Remuneration of Supervisory Board	Management	For	Did Not Vote
11	Amend Articles Re: Removal of References to Class B Shares and Conversion into A Shares, Deletion of Provisions regarding Listing on New York Stock Exchange, and Legislative Changes in Dutch Law	Management	For	Did Not Vote
12	Receive Explanation on Company's Reserves and Dividend Policy	Management	None	None
13	Approve Dividends of USD 0.10 Per Share	Management	For	Did Not Vote
14	Advisory Vote to Approve Remuneration Report Containing Remuneration Policy for Management Board Members	Management	For	Did Not Vote
15	Advisory Vote on Say on Pay Frequency	Management	One Year	Did Not Vote
16	Elect G. Gwin as Class II Director to the Supervisory Board	Management	For	Did Not Vote
17	Close Meeting	Management	None	None

NORTEK, INC. MEETING DATE: NOV 09, 2010
TICKER: NTKS SECURITY ID: 656559309
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director John T. Coleman	Management	For	For
1.2	Elect Director Thomas A. Keenan	Management	For	For
1.3	Elect Director J. David Smith	Management	For	For
2	Ratify Auditors	Management	For	For
3	Approve Omnibus Stock Plan	Management	For	For

NORTEK, INC. MEETING DATE: MAY 10, 2011
TICKER: NTKS SECURITY ID: 656559309
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Jeffrey C. Bloomberg	Management	For	For
1.2	Elect Director Joseph M. Cianciolo	Management	For	For
1.3	Elect Director James B. Hirshorn	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	Three Years	One Year
4	Ratify Auditors	Management	For	For

PORTLAND GENERAL ELECTRIC COMPANY MEETING DATE: MAY 11, 2011
TICKER: POR SECURITY ID: 736508847
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director John W. Ballantine	Management	For	For
1.2	Elect Director Rodney L. Brown, Jr.	Management	For	For
1.3	Elect Director David A. Dietzler	Management	For	For
1.4	Elect Director Kirby A. Dyess	Management	For	For
1.5	Elect Director Peggy Y. Fowler	Management	For	For
1.6	Elect Director Mark B. Ganz	Management	For	For
1.7	Elect Director Corbin A. McNeill, Jr.	Management	For	For
1.8	Elect Director Neil J. Nelson	Management	For	For
1.9	Elect Director M. Lee Pelton	Management	For	For
1.10	Elect Director James J. Piro	Management	For	For
1.11	Elect Director Robert T.F. Reid	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	Three Years	One Year
4	Ratify Auditors	Management	For	For
5	Adopt Quantitative GHG Goals for Products and Operations	Shareholder	Against	Abstain

REMY INTERNATIONAL, INC. MEETING DATE: OCT 14, 2010
TICKER: RMYI SECURITY ID: 759663107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Conversion of Securities	Management	None	For
2	Amend Certificate of Incorporation	Management	None	Against

REMY INTERNATIONAL, INC. MEETING DATE: JAN 14, 2011
TICKER: RMYI SECURITY ID: 759663107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Rights Offering	Management	For	For
2	Certificates of Amendment	Management	For	For

REMY INTERNATIONAL, INC. MEETING DATE: MAY 31, 2011
TICKER: RMYI SECURITY ID: 759663107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director John H. Weber	Management	For	For
1.2	Elect Director William P. Foley, II	Management	For	For
1.3	Elect Director Alan L. Stinson	Management	For	For
1.4	Elect Director Brent B. Bickett	Management	For	For
1.5	Elect Director Lawrence F. Hagenbuch	Management	For	For
1.6	Elect Director Stephen Magee	Management	For	For
1.7	Elect Director Norman Stout	Management	For	For
2	Approve Omnibus Stock Plan	Management	For	Against
3	Amend Certificate of Incorporation	Management	For	Against

SMURFIT-STONE CONTAINER CORPORATION MEETING DATE: MAY 27, 2011
TICKER: SSCC SECURITY ID: 83272A104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Merger Agreement	Management	For	For
2	Adjourn Meeting	Management	For	For

SPANSION INC. MEETING DATE: MAY 31, 2011
TICKER: CODE SECURITY ID: 84649R200
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director William E. Mitchell	Management	For	For
2	Approve Increase in Size of Board	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
5	Ratify Auditors	Management	For	For

POWER OF ATTORNEY

I, the undersigned President and Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Fixed-Income Trust
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund	Fidelity Massachusetts Municipal Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Jay Burke my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2009.

WITNESS my hand on this 1st day of June 2009.

/s/ John R. Hebble

John R. Hebble

Treasurer